March 23, 2006

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F. Street
Washington, D.C. 20549

Attention:  Filing Desk

         Re: Response Letter to SEC Comment Letter dated March 17, 2006 relating to New Century Mortgage Securities, Inc., Registration Statement on Form S-3, Filed January 20, 2006, File No. 333-131185

      On behalf of New Century Mortgage Securities Inc. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

      Enclosed please find the New Century Mortgage Securities, Inc.'s letter in response to the Securities & Exchange Commission's (the "SEC") March 17, 2006 comment letter. Blacklines and clean drafts of each document will be sent via overnight mail to the SEC. The blacklines are marked to show changes from the previous drafts that were submitted to the SEC on March 7, 2006. Please note that all references in the enclosed response letter correspond to page numbers in the blacklines.

      Please let us know if you have any questions or would like to discuss any comments by calling me at 212.912.7691. Our responses to the latest round of questions are as follows:

PROSPECTUS SUPPLEMENT OFFERING CERTIFICATES
General

         1. Please revise to include a brief summary of the flow of funds, payment priorities and allocations among the classes of securities (offered and not offered). Additionally, we encourage you, in an appropriate place, to provide a graphic illustration(s) of the flow of funds and payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of' issued securities. Refer to
Item 1103(a)(3)(vi) of Regulation AB.

      A BRIEF SUMMARY OF THE FLOW OF FUNDS HAS BEEN INCLUDED IN THE SUMMARY SECTION OF EACH FORM OF PROSPECTUS SUPPLEMENT. PLEASE SEE PAGE S-10 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-12 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2. IN ADDITION, WE WILL CONSIDER ADDING A GRAPHICAL ILLUSTRATION IF WE BELIEVE THAT IT WILL MATERIALLY AID AN INVESTOR'S UNDERSTANDING OF THE TRANSACTION.

         2. Furthermore, we note that you do not believe that a graphical illustration would aid an investor's understanding because of the detailed description you provide. We continue to believe, however, that providing a graphical illustration identifying the parties to the transaction and illustrating the relationships among the parties, the transfer of assets and the flow of funds would summarize and clarify the transaction for investors. Please consider adding such a diagram. Please refer to Item 1103(a) of Regulation AB.

      WE WILL CONSIDER ADDING A GRAPHICAL ILLUSTRATION IF WE BELIEVE THAT IT WILL MATERIALLY AID AN INVESTOR'S UNDERSTANDING OF THE TRANSACTION.

Cover page

         3. We note your response and reissue prior comment 7. Please revise the cover page of the prospectus to include the statement contained in
Item 1102(d), if applicable.

      PLEASE SEE THE REVISED LANGUAGE ON THE COVERS OF THE FORMS OF PROSPECTUS SUPPLEMENT, VERSION 1 AND VERSION 2.

The Mortgage Pool, page S-38
[Conveyance of Subsequent Mortgage Loans and the Pre-Funding Accounts],  page
S-42

         4. We note your response to prior comment 22. Please revise your bracketed disclosure to indicate that you will insert the disclosure pursuant to
Item 1111(g) as applicable. Please note that disclosure pursuant Item 1103(a)(5) should be presented in the summary of the prospectus. Additionally, please expand the bracketed language in the summary section of your prospectus supplement to provide text illustrating the type of disclosure you would provide, if applicable.

      THE BRACKETED DISCLOSURE ON PAGE S- 71 OF VERSION 1 AND PAGE S-71 OF VERSION 2 HAS BEEN REVISED TO INDICATE THAT DISCLOSURE PURSUANT TO ITEM 1111(G) WILL BE PROVIDED, AS APPLICABLE. THE SUMMARY SECTION OF EACH PROSPECTUS SUPPLEMENT HAS BEEN REVISED TO INCLUDE DISCLOSURE PURSUANT TO
      ITEM 1103(A)(5), AS APPLICABLE. PLEASE SEE PAGE S-7 OF VERSION 1 AND PAGE S-10 OF VERSION 2.

Historical Delinquency of the Mortgage Loans, page S-51

         5. We note your response to prior comment 12. Please revise your table to clarify the "delinquency period" that you present. For instance, please revise "1 x 30" and "2 x 30" to indicate the corresponding number of days the loans are delinquent. We note you intend to disclose the percentage of delinquent loans that are "30-59 days delinquent" on page S-14. Furthermore, we note in the third paragraph on page 19 that the trust will not include loans more than 90 days delinquent. Please present your delinquency table in 30/31 day increments through 90 days delinquency. Please revise the delinquency table on pages S-61 and S-73 accordingly.

      THE TABLES ON PAGES S-49, S-59 AND S-71 IN VERSION 1 AND ON PAGES S-51, S-61 AND S-71 OF VERSION 2 HAVE BEEN REVISED TO REFLECT ENTRIES OF "30-59 DAYS DELINQUENT (NUMBER OF TIMES)", "60-89 DAYS DELINQUENT (NUMBER OF TIMES)" AND "90 DAYS OR MORE DELINQUENT (NUMBER OF TIMES)."


BASE PROSPECTUS
Distributions on the Securities, page 37, Distributions of Interest on the Securities, page 38

         6. We reissue prior comment 24. Please revise to clarify that the interest rate indices you have disclosed are the only ones you will use, or revise to include all possible indices. Alternatively, confirm that in any case they will be indices that reflect payments of interest based on debt transactions and not based on a securities or commodities index.

      PLEASE SEE THE REVISED LANGUAGE ON PAGE 38 OF THE BASE PROSPECTUS.

Derivatives, page 62

         7. We note your response to prior comment 25. Your disclosure regarding market value swaps discusses ways in which a market value swap "might" operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

      WE CONFIRM THAT ANY MARKET VALUE SWAP CONTEMPLATED BY AN OFFERING UNDER THE PROSPECTUS WOULD BE LIMITED TO USE IN TRANSACTIONS WITH AN AUCTION FEATURE. PLEASE SEE REVISED LANGUAGE ON PAGE 64 OF THE BASE PROSPECTUS.

         8. Please delete your reference to credit default swaps throughout the filing. Alternatively, you may provide a detailed discussion of how the credit default swaps will operate. For instance, you should explain whether the issuing entity will pay premiums to the counterparty, what the defined credit events are, and what happens when a credit event occurs.

      ALL REFERENCES TO CREDIT DEFAULT SWAPS HAVE BEEN DELETED. PLEASE SEE REVISED LANGUAGE ON PAGE 64 OF THE BASE PROSPECTUS.

If you require any additional information, please call the undersigned at 212.912.7691.

                                        Very truly yours,


                                        /s/ Christine Vrettos
                                        ---------------------
                                            Christine Vrettos